Provision for post-employment benefits - Funded and Unfunded Pension Plans By Region (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	£ (205.4)	£ (275.6)	£ (225.7)
Present value of liabilities	(1,135.4)	(1,209.8)	(1,039.9)
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	31.5	20.0	30.9
North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(89.2)	(133.8)	(123.4)
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(107.7)	(116.9)	(97.4)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(40.0)	(44.9)	(35.8)
Funded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(32.0)	(90.7)	(61.8)
Present value of liabilities	(962.0)	(1,024.9)	(876.0)
Funded defined benefit plans [member] | United Kingdom [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	31.5	20.0	30.9
Present value of liabilities	(387.5)	(406.4)	(352.6)
Funded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(21.4)	(56.0)	(45.5)
Present value of liabilities	(385.4)	(420.4)	(364.5)
Funded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(37.9)	(48.9)	(42.3)
Present value of liabilities	(173.3)	(180.9)	(143.9)
Funded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(4.2)	(5.8)	(4.9)
Present value of liabilities	(15.8)	(17.2)	(15.0)
Unfunded defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(173.4)	(184.9)	(163.9)
Present value of liabilities	(173.4)	(184.9)	(163.9)
Unfunded defined benefit plans [member] | North America [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(67.8)	(77.8)	(77.9)
Present value of liabilities	(67.8)	(77.8)	(77.9)
Unfunded defined benefit plans [member] | Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(69.8)	(68.0)	(55.1)
Present value of liabilities	(69.8)	(68.0)	(55.1)
Unfunded defined benefit plans [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Surplus/ (deficit)	(35.8)	(39.1)	(30.9)
Present value of liabilities	£ (35.8)	£ (39.1)	£ (30.9)